Document and Entity Information	Feb. 05, 2024
Cover [Abstract]
Security Exchange Name	NASDAQ
Amendment Flag	false
Entity Central Index Key	0001070680
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	Feb. 05, 2024
Entity Registrant Name	CF BANKSHARES INC.
Entity Incorporation State Country Code	DE
Entity File Number	0-25045
Entity Tax Identification Number	34-1877137
Entity Address, Address Line One	4960 East Dublin Granville Road
Entity Address, Address Line Two	Suite 400
Entity Address, City or Town	Columbus
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	43081
City Area Code	(614)
Local Phone Number	334-7979
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $.01 par value
Trading Symbol	CFBK
Entity Emerging Growth Company	false